Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended
	Oct. 31, 2024	Oct. 31, 2024
C000230952
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares
C000230950
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares
C000230947
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Bond Fund, Institutional Class Shares
C000230946
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Bond Fund, Investor Class Shares
C000230949
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares
C000230948
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares
C000230953
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Equity Index Fund, Institutional Class Shares
C000230951
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares
C000230966
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares
C000230965
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares
C000230954
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments International Equity Fund, Institutional Class Shares
C000230955
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments International Equity Fund, Investor Class Shares
C000230956
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares
C000230958
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares
C000230957
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares
C000230959
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares
C000230960
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares
C000230961
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares
C000230962
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares
C000230963
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares
C000230964
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares
Without Sales Load [Member] | C000230952
Average Annual Return [Line Items]
Average Annual Return, Percent	5.38%	3.68%
Without Sales Load [Member] | C000230950
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%	1.97%
Without Sales Load [Member] | C000230947
Average Annual Return [Line Items]
Average Annual Return, Percent	11.46%	(2.00%)
Without Sales Load [Member] | C000230946
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%	(2.15%)
Without Sales Load [Member] | C000230949
Average Annual Return [Line Items]
Average Annual Return, Percent	9.42%	1.34%
Without Sales Load [Member] | C000230948
Average Annual Return [Line Items]
Average Annual Return, Percent	9.25%	1.19%
Without Sales Load [Member] | C000230953
Average Annual Return [Line Items]
Average Annual Return, Percent	37.46%	9.15%
Without Sales Load [Member] | C000230951
Average Annual Return [Line Items]
Average Annual Return, Percent	29.49%	2.41%
Without Sales Load [Member] | C000230966
Average Annual Return [Line Items]
Average Annual Return, Percent	31.33%	5.75%
Without Sales Load [Member] | C000230965
Average Annual Return [Line Items]
Average Annual Return, Percent	31.14%	5.60%
Without Sales Load [Member] | C000230954
Average Annual Return [Line Items]
Average Annual Return, Percent	26.27%	2.47%
Without Sales Load [Member] | C000230955
Average Annual Return [Line Items]
Average Annual Return, Percent	26.14%	2.33%
Without Sales Load [Member] | C000230956
Average Annual Return [Line Items]
Average Annual Return, Percent	25.88%	1.64%
Without Sales Load [Member] | C000230958
Average Annual Return [Line Items]
Average Annual Return, Percent	19.91%	2.81%
Without Sales Load [Member] | C000230957
Average Annual Return [Line Items]
Average Annual Return, Percent	19.73%	2.65%
Without Sales Load [Member] | C000230959
Average Annual Return [Line Items]
Average Annual Return, Percent	22.77%	3.33%
Without Sales Load [Member] | C000230960
Average Annual Return [Line Items]
Average Annual Return, Percent	22.59%	3.18%
Without Sales Load [Member] | C000230961
Average Annual Return [Line Items]
Average Annual Return, Percent	23.92%	4.08%
Without Sales Load [Member] | C000230962
Average Annual Return [Line Items]
Average Annual Return, Percent	23.74%	3.93%
Without Sales Load [Member] | C000230963
Average Annual Return [Line Items]
Average Annual Return, Percent	26.69%	4.60%
Without Sales Load [Member] | C000230964
Average Annual Return [Line Items]
Average Annual Return, Percent	26.53%	4.45%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%	(2.48%)
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%	(2.48%)
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%	(2.48%)
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%	(2.48%)
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%	(2.48%)
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%	(2.48%)
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	38.02%	9.86%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent	37.86%	8.80%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Average Annual Return, Percent	38.07%	9.21%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Average Annual Return, Percent	38.07%	9.21%
MSCI ACWI ex-USA Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Gross) (USD)
Average Annual Return, Percent	24.98%	3.58%
MSCI ACWI ex-USA Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Gross) (USD)
Average Annual Return, Percent	24.98%	3.58%
MSCI ACWI IMI (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI (Gross) (USD)
Average Annual Return, Percent	32.94%	6.70%
MSCI ACWI Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Average Annual Return, Percent	33.40%	7.19%
MSCI ACWI Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Average Annual Return, Percent	33.40%	7.19%
MSCI ACWI Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Average Annual Return, Percent	33.40%	7.19%
MSCI ACWI Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Average Annual Return, Percent	33.40%	7.19%
MSCI ACWI Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Average Annual Return, Percent	33.40%	7.19%
MSCI ACWI Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Average Annual Return, Percent	33.40%	7.19%
MSCI ACWI Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Average Annual Return, Percent	33.40%	7.19%
MSCI ACWI Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Average Annual Return, Percent	33.40%	7.19%
Bloomberg 1-3 Month US Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Month US Treasury Bill Index (USD)
Average Annual Return, Percent	5.45%	3.82%
Bloomberg 1-3 Month US Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Month US Treasury Bill Index (USD)
Average Annual Return, Percent	5.45%	3.82%
Bloomberg 1-5 Year US Government/Credit Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index (USD)
Average Annual Return, Percent	6.92%	0.82%
Bloomberg 1-5 Year US Government/Credit Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index (USD)
Average Annual Return, Percent	6.92%	0.82%
S&P SmallCap 600 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index (USD)
Average Annual Return, Percent	30.00%	2.82%
MSCI ACWI ex-USA Small Cap (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Small Cap (Gross) (USD)
Average Annual Return, Percent	24.33%	1.26%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%	(2.48%)
Custom Hybrid**
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Hybrid**
Average Annual Return, Percent	20.89%	2.10%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%	(2.48%)
Custom Hybrid**
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Hybrid**
Average Annual Return, Percent	20.89%	2.10%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%	(2.48%)
Custom Hybrid**
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Hybrid**
Average Annual Return, Percent	24.51%	3.61%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%	(2.48%)
Custom Hybrid**
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Hybrid**
Average Annual Return, Percent	24.51%	3.61%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%	(2.48%)
Custom Hybrid**
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Hybrid**
Average Annual Return, Percent	24.51%	3.61%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%	(2.48%)
Custom Hybrid**
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Hybrid**
Average Annual Return, Percent	24.51%	3.61%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%	(2.48%)
Custom Hybrid***
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Hybrid***
Average Annual Return, Percent	28.21%	5.10%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%	(2.48%)
Custom Hybrid***
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Hybrid***
Average Annual Return, Percent	28.21%	5.10%